Note 20 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
NOTE 20.	CASH AND CASH EQUIVALENTS

[US$ thousands]	As of December 31,
Cash and cash equivalents	2018	2019
Restricted cash	229	216
Cash and cash equivalents	177,643	139,271
Total	177,873	139,487

Restricted cash

Restricted cash is related to employee payroll tax withholdings for Norwegian employees, which are held in restricted deposit accounts under applicable regulations. The Group considers these balances to be cash equivalents because the related liabilities are settled from these accounts on a continuous basis.